Long Lived Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets (Textual)
Depreciation of equipment	$ 85,625	$ 7,517	$ 145,023	$ 11,310	$ 35,699	$ 8,464
Amortization of the intangible assets	$ 12,117	$ 12,116	$ 24,234	$ 24,232	$ 48,467	$ 48,467